CURRENT AND NON-CURRENT PORTION OF ACCOUNT BALANCES	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
CURRENT AND NON-CURRENT PORTION OF ACCOUNT BALANCES	CURRENT AND NON-CURRENT PORTION OF ACCOUNT BALANCES
a)    Assets

AS AT JUN. 30, 2024 AND DEC. 31, 2023 (MILLIONS)	Other Financial Assets		Accounts Receivable and Other		Inventory
	2024	2023	2024	2023	2024	2023
Current portion	$6,954	$5,670	$19,946	$20,263	$7,375	$7,060
Non-current portion	23,660	22,654	9,019	8,249	4,466	4,352
	$30,614	$28,324	$28,965	$28,512	$11,841	$11,412
b)    Liabilities

AS AT JUN. 30, 2024 AND DEC. 31, 2023 (MILLIONS)	Accounts Payable and Other		Corporate Borrowings		Non-Recourse Borrowings of Managed Entities[2]
	2024	2023	2024	2023	2024	2023
Current portion[1]	$32,445	$33,414	$2,455	$608	$32,089	$36,856
Non-current portion	24,810	25,479	12,368	11,552	195,604	184,694
	$57,255	$58,893	$14,823	$12,160	$227,693	$221,550
1.Current portion of corporate borrowings includes $2.0 billion (December 31, 2023 – $31 million) of short-term commercial paper and revolving facility draws. Our commercial paper program is backed by our revolving credit facility, which matures in June 2029.
2.The company adopted the IAS 1 amendments effective January 1, 2024 and reclassified $20.7 billion of non-recourse borrowings of managed entities in our Real Estate segment and our real estate LP Investments within our Asset Management segment from current to non-current as at December 31, 2023.